Leases - Schedule of lease cost (Detail) $ in Thousands	9 Months Ended
Mar. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Short-term lease cost	$ 284
Total lease costs	519
Cash paid for amounts included in the measurement of lease liabilities	$ 97
Remaining lease term - operating leases	1 year 7 months 6 days
Discount rate - operating leases	10.00%
Research and Development [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 97
Short-term lease cost	32
General and Administrative [Member]
Lessee, Lease, Description [Line Items]
Short-term lease cost	$ 106